Condensed Financial Information of the Parent Company - Schedule of Condensed Statements of Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating expenses:
General and administrative expenses	$ (71,249)	$ (88,302)	$ (91,058)
Interest income	956	2,372	1,133
Other income, net	2,240	3,295	993
Change in fair value of financial instruments	10,918	(3,795)	(29,471)
Excess of fair value of Series A Convertible Preferred Shares	59,199
Net income (loss)	(414,153)	69,884	309,086
Total comprehensive income (loss)	(421,119)	33,617	314,362
Foreign currency translation adjustment, tax	0	0	0
Parent Company
Operating expenses:
General and administrative expenses	(4,538)	(3,120)	(1,033)
Loss from operations	(4,538)	(3,120)	(1,033)
Interest income	323	1
Other income, net	337	316	316
Change in fair value of financial instruments	(10,918)	3,795	29,471
Excess of fair value of Series A Convertible Preferred Shares	(59,199)
Share of income (losses) from subsidiaries	(340,158)	58,734	356,491
Net income (loss)	(414,153)	59,726	385,245
Foreign currency translation adjustment, net of nil tax	(6,966)	14,444	(3,432)
Total comprehensive income (loss)	$ (421,119)	$ 74,170	$ 381,813